Share-based compensation (Schedule of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares subject to option, beginning of year | Share	2,182,970	1,528,760
Weighted average exercise price of share options outstanding at beginning of period | $ / shares	$ 7.23	$ 7.38
Number of units granted during the year | Share	902,874	801,661
Weighted average exercise price of options granted | $ / shares	$ 7.5	$ 6.75
Exercised | Share	(482,029)	(67,145)
Weighted average exercise price of options exercised | $ / shares	$ 6.56	$ 3.79
Forfeited | Share	(106,850)	(80,306)
Weighted average exercise price of options forfeited | $ / shares	$ 7.62	$ 8.33
Expired | Share	(12,858)	0
Weighted average exercise price of options expired | $ / shares	$ 10.03	$ 0
Number of shares subject to option, end of year | Share	2,484,107	2,182,970
Weighted average exercise price of share options outstanding at end of period | $ / shares	$ 7.42	$ 7.23